ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

Harsha Pulluru T +1 617 951 7291 F +1 617 235 0658 Harsha.pulluru@ropesgray.com

April 23, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                                          Baillie Gifford Funds

File Nos. 333-200831 and 811-10145

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the Prospectus dated April 2, 2015, filed with the Securities and Exchange Commission on April 7, 2015 under Rule 497(c) (SEC Accession No. 0001104659-15-026190) for The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Emerging Markets Bond Fund, The Global Alpha Equity Fund, the Long Term Global Growth Equity Fund and the North American Equity Fund.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

If you have any questions concerning this filing, please call me at (617) 951-7291.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru